RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)			4 Months Ended
	Nov. 23, 2020	Aug. 21, 2020	Dec. 31, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party			$ 124,826	$ 124,826
Affiliate
Related Party Transaction [Line Items]
Administrative expenses - related party	$ 10,000
Sponsor
Related Party Transaction [Line Items]
Face amount		$ 300,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses incurred and paid				0
Related Party Loans
Related Party Transaction [Line Items]
Loan conversion agreement warrant			$ 1,500,000	$ 1,500,000
Exercise price of warrants			$ 1.00	$ 1.00